STOCKHOLDER’S EQUITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 25, 2025	Mar. 31, 2026	Dec. 31, 2025	Aug. 11, 2025
Class of Stock [Line Items]
Common stock, shares authorized			100
Common stock, par value			$ 0.0001
Common stock, shares outstanding			100
Common stock, shares issued			100
D. Boral ARC Acquisition I Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
New shares issued			50,000,000
Aggregate purchase price	$ 25,000
Cancellation of ordinary shares				321,429
Period of warrants exercisable		30 days	30 days
Warrants exercise price		$ 9.20	$ 9.20
Holders of warrants		30 days	30 days
Number of trading days		20 days	20 days
Number of consecutive trading days		30 days	30 days
Market value		115.00%	115.00%
Redemption price		$ 18.00	$ 18.00
Share redemption trigger prices		180.00%	180.00%
Cash and Cash Equivalent	$ 25,000	$ 243,576	$ 420,340
D. Boral ARC Acquisition I Corp [Member] | Conversion of class B to class A common stock [Member]
Class of Stock [Line Items]
Percentage of total number of ordinary shares		30.00%
D. Boral ARC Acquisition I Corp [Member] | Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price		$ 0.01	$ 0.01
D. Boral ARC Acquisition I Corp [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	1,607,143
D. Boral ARC Acquisition I Corp [Member] | Sponsor [Member]
Class of Stock [Line Items]
New shares issued	12,321,429
D. Boral ARC Acquisition I Corp [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding		1,200,000	1,200,000
Ordinary shares subject to possible redemption		$ 28,000,000	$ 28,000,000
Common stock, shares issued		1,200,000	1,200,000
Share price		$ 18.00	$ 18.00
D. Boral ARC Acquisition I Corp [Member] | Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares outstanding		12,000,000	12,000,000
Common stock, shares issued		12,000,000	12,000,000
D. Boral ARC Acquisition I Corp [Member] | Common Stock Class B [Member]
Class of Stock [Line Items]
Conversion basis		one-for-one basis	one-for-one basis
D. Boral ARC Acquisition I Corp [Member] | Class A Ordinary Share [Member]
Class of Stock [Line Items]
Ordinary shares subject to possible redemption			$ 28,000,000